Retirement Plans (Reconciliation Of Change In Value For Level 3 Assets) (Details) (Fair Value, Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 250	$ 267
Gains (Losses) on assets held	25	9
Gains (Losses) on assets sold	(22)	(16)
Purchases, sales and settlements, net	(3)	(10)
Ending balance	$ 250	$ 250